Annual Total Returns - Fidelity® Tax-Exempt Money Market Fund [BarChart] - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-18 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Retail Class
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.15%
Annual Return 2017	0.46%
Annual Return 2018	1.05%
Annual Return 2019	1.15%
Annual Return 2020	0.35%
Annual Return 2021	0.07%